Accumulated Losses and Reserves - Additional Information (Details) - Movement in Option Reserve - USD ($)	Nov. 25, 2014	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Nov. 25, 2018	Jun. 30, 2018
Disclosure Of Reserves Within Equity [Line Items]
Options to purchase of ordinary shares issued	$ 49,726,672
Exercise price of ordinary shares issued	$ 0.19
Option reserve expiration date	Nov. 25, 2018
Option reserve	$ 1,473,302	$ 0	$ 0	$ 0		$ 1,473,302
Transfer to contributed equity				$ (1,473,302)	$ 1,473,302